Investments - Variable Interest Entities and non-controlling Interests (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Long-term investments	$ 18,083,200,000	$ 17,546,300,000
Noncontrolling Interest [Abstract]
Investment Holdings Partially Owned By Third Parties	71,000,000	74,000,000
Net Investment Gains Losses Related To Investment Holdings Partially Owned By Third Parties	2,000,000	4,000,000	4,000,000
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Long-term investments	175,000,000	153,000,000
Real Estate Partnerships [Member]
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Assets of variable interest entities	5,100,000,000	5,100,000,000
Hedge Fund Partnerships [Member]
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Assets of variable interest entities	$ 5,900,000,000	$ 6,100,000,000